Finance Costs, Net - Components of Finance Costs, Net, Include Interest Expense (Income) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Interest expense:
Debt	$ 259	$ 327
Derivative financial instruments - hedging activities	5	5
Other, net	7	3
Fair value (gains) losses on financial instruments:
Cash flow hedges, transfer from equity (see note 20)	59	(94)
Net foreign exchange (gains) losses on debt	(59)	94
Net interest expense - debt and other	271	335
Net interest expense - pension and other post-employment benefit plans	27	29
Interest income	(38)	(7)
Net interest expense	$ 260	$ 357